CAPITAL STOCK	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
CAPITAL STOCK [Text Block]

13.CAPITAL STOCK

Authorized

As at December 31, 2020, the authorized share capital of the Company was an unlimited number of common and preferred shares without par value.

Common Shares

During the year ended December 31, 2020, the Company:

  Issued 1,967,800 common shares for gross proceeds of $2,156 pursuant to the exercise of stock options.
  Issued 52,000 common shares valued at $136 pursuant to the Kaukua Royalty acquisition (Note 9).
  Issued 103,271 common shares valued at $399 pursuant to the Frontline Royalty and other property interest acquisition (Note 9).

During the year ended December 31, 2019, the Company

  Issued 1,790,300 shares for gross proceeds of $2,103 pursuant to the exercise of stock options.
  Issued 239,405 shares valued at $407 or $1.70 per share pursuant to a restricted share unit plan to employees of the Company. During the year ended December 31, 2019 there were 346,865 shares awarded with 70% (239,405) settled in shares and the remaining 30% (107,460) were settled in cash valued at $1.70 per share.

Stock Options

The Company adopted a stock option plan (the “Plan”) pursuant to the policies of the TSX-V. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time. The vesting terms are determined at the time of the grant, subject to the terms of the plan.

During the years ended December 31, 2020 and 2019, the change in stock options outstanding is as follows:

		Weighted Average
	Number	Exercise Price

Balance as at December 31, 2018	6,775,000	$1.16
Granted	1,740,000	1.71
Exercised	(1,790,300)	1.18
Forfeited	(10,000)	1.45
Balance as at December 31, 2019	6,714,700	$1.30
Granted	1,645,500	2.62
Exercised	(1,967,800)	1.10
Forfeited	(10,000)	1.70
Balance as at December 31, 2020	6,382,400	1.70
Number of options exercisable as at December 31, 2020	6,372,400	$1.70

The following table summarizes information about the stock options which were outstanding and exercisable at December 31, 2020:

Date Granted	Number of Options	Exercisable	Exercise Price $	Expiry Date
October 18, 2016	832,500	832,500	1.30	October 18, 2021
August 28, 2017	1,165,000	1,165,000	1.20	August 28, 2022
July 10, 2018	1,339,000	1,339,000	1.30	July 10, 2023
November 28, 2018	10,000	10,000	1.57	November 28, 2023
December 14, 2018	20,000	20,000	1.42	December 14, 2023
June 6, 2019	1,400,000	1,400,000	1.70	June 6, 2024
November 18, 2019	30,000	30,000	1.80	November 18, 2024
January 21, 2020	60,000	60,000	2.22	January 21, 2025
April 22, 2020	20,000	20,000	2.50	April 22, 2025
June 10, 2020*	1,471,900	1,461,900	2.62	June 10, 2025
October 5, 2020	34,000	34,000	3.50	October 5, 2025

Total	6,382,400	6,372,400

* Includes options granted for investor relations services that vest 25% every 4 months from the date of grant.

The weighted average remaining useful life of exercisable stock options is 2.82 years (2019 - 3.10 years).

Restricted share units

In 2017, the Company introduced a long-term restricted share unit plan (“RSUs”). The RSUs entitle employees, directors, or officers to common shares of the Company upon vesting based on vesting terms determined by the Company’s Board of Directors at the time of grant.  A total of 3,200,000 RSU’s are reserved for issuance under the plan and the number of shares issuable pursuant to all RSUs granted under this plan, together with any other compensation arrangement of the Company that provides for the issuance of shares, shall not exceed ten percent (10%) of the issued and outstanding shares at the grant date.

During the years ended December 31, 2020 and 2019, the change in RSU's outstanding is as follows:

Number
Balance as at December 31, 2018	625,000
Granted	333,500
Balance as at December 31, 2019	958,500
Vested	(312,500)
Granted	430,000
Balance as at December 31, 2020	1,076,000

The following table summarizes information about the RSU’s which were outstanding at December 31, 2020:

Evaluation Date	December 31, 2019	Granted	Vested	Expired/Cancelled	December 31, 2020
December 31, 2019 *	312,500	—	(156,250)	(156,250)	—
December 31, 2020 **	312,500	—	—	—	312,500
December 31, 2021	312,500	—	—	—	312,500
November 18, 2022	21,000	—	—	—	21,000
December 31, 2022	—	430,000	—	—	430,000
Total	958,500	430,000	(156,250)	(156,250)	1,076,000

* Based on the achievement of performance criteria as evaluated by the Compensation Committee. It was ascertained that 156,250 RSU's with an evaluation date of December 31, 2019 had vested based on pre-set performance criteria previously established on the grant date. The balance of 156,250 expired unvested.

** The number of RSU's that will be redeemed is based on the achievement of performance criteria as evaluated by the Compensation Committee. As at December 31, 2020, the RSU's with an evaluation date of December 31, 2020 have not yet been determined to have vested or expired.

Share-based Payments

During the year ended December 31, 2020, the Company recorded aggregate share-based payments of $3,121 (2019 - $2,423) as they relate to the fair value of stock options and RSU's vested during the period, the fair value of incentive stock grants, and the fair value of share-based compensation settled in cash. Share-based payments for the year ended December 31, 2020 and 2019 are allocated to expense accounts as follows:

	General and
	Administrative	Project and Royalty
Year ended December 31, 2020	Expenses	Generation Costs	Total
Stock options vested	$1,241	$979	$2,220
RSU's vested	695	—	695
RSU's settled with cash	58	148	206
	$1,994	$1,127	$3,121

	General and
	Administrative	Project and Royalty
Year ended December 31, 2019	Expenses	Generation Costs	Total
Fair value of stock options vested	$832	$844	$1,676
RSU's vested	157	—	157
Share-based compensation	179	228	407
Share-based compensation settled in cash	77	106	183
	$1,245	$1,178	$2,423

The weighted average fair value of the stock options granted during the year ended December 31, 2020 was $1.35 per stock option (2019 - $0.97). The fair value of stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	Year ended	Year ended
	December 31, 2020	December 31, 2019
Risk free interest rate	0.42%	1.34%
Expected life (years)	5	5
Expected volatility	61.7%	67.6%
Dividend yield	0%	0%

Warrants

During the year ended December 31, 2020 and 2019, the change in warrants outstanding is as follows:

		Weighted Average
	Number	Exercise Price
Balance as at December 31, 2018	2,623,306	$2.00
Expired	(2,623,306)	2.00
Balance as at December 31, 2019 and 2020	—	$—